SEVERANCE PAYMENT, NET: (Tables)	12 Months Ended
Dec. 31, 2023
Severance Payment Net
SCHEDULE OF PLAN DEFINED BENEFIT OBLIGATION

a.	The plan liabilities, net:

	Year ended	Year ended
	December 31, 2023	December 31, 2022
Defined benefit plan:
Present value of defined benefit obligation	$458	$394
Fair value of plan assets	(337)	(361)

Total	$121	$33

Changes in the present value of defined benefit obligation:

	2023	2022

Balance at beginning of year	$361	$541
Recognized in statement of comprehensive loss:
Interest cost	10	9
Current service cost	32	30
Currency translation	(10)	(111)
Recognized in other comprehensive gain :	(1)	(10)
Net actuarial gain	(55)	(98)

Balance at end of year	$337	$361

SCHEDULE OF FAIR VALUE OF PLAN ASSETS

b.	The movement in the fair value of the plan assets:

	2023	2022

Balance at beginning of year	$(361)	$(374)
Recognized in statement of comprehensive loss:
Expected return	23	24

Recognized in other comprehensive loss /(gain):
Net actuarial loss (gain)	-	-
Other:
Contributions by employer	1	(11)

Balance at end of year	$(337)	$(361)

SCHEDULE OF ASSUMPTIONS UNDERLYING DEFINED BENEFIT PLAN

c.	The principal assumptions underlying the defined benefit plan:

	December 31, 2023	December 31, 2022

Discount rate of the plan liability	2.95%	2.75%

Expected rate of return on plan assets	2.84%	2.64%

Future salary increases	3.97%	3.82%